THE USA PLAN

AN INDIVIDUAL FLEXIBLE PAYMENT VARIABLE ANNUITY CONTRACT
issued by
ReliaStar Life Insurance Company of New York
and its
ReliaStar Life Insurance Company of New York Variable Annuity Funds M P & Q

Supplement Effective as of April 30, 2010

This supplement updates and amends certain information contained in your current variable annuity prospectus and supplements thereto. Please read it carefully and keep it with your product prospectus for future reference.
___________________________________________

INFORMATION REGARDING THE ING OPPENHEIMER
STRATEGIC INCOME PORTFOLIO

Effective April 30, 2010, the ING Oppenheimer Strategic Income Portfolio will be renamed ING Oppenheimer Global Strategic Income Portfolio. All references to ING Oppenheimer Strategic Income Portfolio (Class I) are to be replaced with ING Oppenheimer Global Strategic Income Portfolio (Class I)

INFORMATION ABOUT THE FUNDS AVAILABLE
THROUGH THE CONTRACT

Effective April 30, 2010, Sub-Accounts which invest in the following Funds are available through the Contract:

  AllianceBernstein Money Market Portfolio (Class A)
  Fidelity Ò VIP Contrafund Portfolio (Initial Class)
  Fidelity Ò VIP Equity-Income Portfolio (Initial Class)
  Fidelity Ò VIP Index 500 Portfolio (Initial Class)
  Fidelity Ò VIP Investment Grade Bond Portfolio (Initial Class)
  ING FMRSM Diversified Mid Cap Portfolio (Class I)
  ING Franklin Income Portfolio (Class I)
  ING PIMCO High Yield Portfolio (Class S)
  ING Oppenheimer Global Portfolio (Class I)
  ING Oppenheimer Global Strategic Income Portfolio (Class I)
  ING Pioneer High Yield Portfolio (Class I)
  ING Balanced Portfolio (Class I)
  ING Intermediate Bond Portfolio (Class I)
  ING Money Market Portfolio (Class I)
  ING RussellTM Large Cap Growth Index Portfolio (Class I)
  ING RussellTM Large Cap Value Index Portfolio (Class I)
  ING International Value Portfolio (Class I)
  ING MidCap Opportunities Portfolio (Class I)
  ING SmallCap Opportunities Portfolio (Class I)
  Oppenheimer Capital Appreciation Fund/VA

Fund Investment Advisers and Investment Objectives. The following chart lists the investment advisers and subadvisers and information regarding the investment objectives of the Funds available through the Contract. More detailed information about these Funds can be found in the current prospectus and Statement of Additional Information for each Fund. If you received a summary prospectus for any of the Funds available through your Contract, you may obtain a full prospectus and other Fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the contact information shown on the front of the Fund’s summary prospectus.

There is no assurance that the stated objectives and policies of any of the Funds will be achieved. Shares of the Funds will rise and fall in value and you could lose money by investing in the Funds. Shares of the Funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Except as noted, all Funds are diversified, as defined under the 1940 Act.

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Investment Adviser/
Fund Name	Subadviser	Investment Objective
AllianceBernstein Money Market	Investment Adviser:	Seeks maximum current income to the
Portfolio (Class A)	AllianceBernstein L.P.	extent consistent with safety of
principal and liquidity.
Fidelity® VIP Contrafund® Portfolio	Investment Adviser:	Seeks long-term capital appreciation.
(Initial Class)	Fidelity Management & Research
Company
Subadvisers:
FMR Co., Inc.; Fidelity Management & Research (U.K.) Inc.; Fidelity
Research & Analysis Company;
Fidelity Investments Japan Limited; Fidelity International Investment
Advisors; Fidelity International Investment Advisors (U.K.) Limited
Fidelity® VIP Equity-Income	Investment Adviser:	Seeks reasonable income. Also
Portfolio (Initial Class)	Fidelity Management & Research	considers the potential for capital
	Company	appreciation. Seeks to achieve a yield
	Subadvisers:	which exceeds the composite yield on
	FMR Co., Inc.; Fidelity Management	the securities comprising the Standard
	& Research (U.K.) Inc.; Fidelity	& Poor's 500SM Index.
Research & Analysis Company;
Fidelity Investments Japan Limited; Fidelity International Investment
Advisors; Fidelity International Investment Advisors (U.K.) Limited
Fidelity® VIP Index 500 Portfolio	Investment Adviser:	Seeks investment results that
(Initial Class)	Fidelity Management & Research	correspond to the total return of
	Company	common stocks publicly traded in the
	Subadvisers:	United States, as represented by the
	FMR Co., Inc; Geode Capital	Standard & Poor's 500SM Index .
Management, LLC
Fidelity® VIP Investment Grade	Investment Adviser:	Seeks as high a level of current
Bond Portfolio (Initial Class)	Fidelity Management & Research	income as is consistent with the
	Company	preservation of capital.
Subadvisers:
Fidelity Investments Money Management, Inc.; Fidelity Research
& Analysis Company; Fidelity
International Investment Advisors;
Fidelity International Investment
Advisors (U.K.) Limited
ING FMRSM Diversified Mid Cap	Investment Adviser:	Seeks long-term growth of capital.
Portfolio (Class I)	Directed Services LLC
Subadviser:
Fidelity Management & Research
Company

USAVA-10	Page 2 of 4	April 2010

Investment Adviser/
Fund Name	Subadviser	Investment Objective
ING Franklin Income Portfolio	Investment Adviser:	Seeks to maximize income while
(Class I)	Directed Services LLC	maintaining prospects for capital
	Subadviser:	appreciation.
Franklin Advisers, Inc.
ING PIMCO High Yield Portfolio	Investment Adviser:	Seeks maximum total return,
(Class S)	Directed Services LLC	consistent with preservation of capital
	Subadviser:	and prudent investment management.
Pacific Investment Management
Company LLC
ING Oppenheimer Global Portfolio	Investment Adviser:	Seeks capital appreciation.
(Initial Class)	Directed Services LLC
Subadviser:
OppenheimerFunds, Inc.
ING Oppenheimer Global Strategic	Investment Adviser:	Seeks a high level of current income
Income Portfolio (Service Class)	Directed Services LLC	principally derived from interest on
	Subadviser:	debt securities.
OppenheimerFunds, Inc.
ING Pioneer High Yield Portfolio	Investment Adviser:	Seeks to maximize total return
(Class I)	Directed Services LLC	through income and capital
	Subadviser:	appreciation
Pioneer Investment Management, Inc.
ING Balanced Portfolio (Class I)	Investment Adviser:	Prior to July 15, 2010, the portfolio
	ING Investments, LLC	seeks to maximize investment return,
	Subadviser:	consistent with reasonable safety of
	ING Investment Management Co.	principal, by investing in a diversified
portfolio of one or more of the
following asset classes: stocks, bonds
and cash equivalents, based on the
judgment of the portfolio’s
management, of which of those
sectors or mix thereof offers the best
investment prospects.

Effective July 15, 2010, the portfolio
seeks total return consisting of capital
appreciation (both realized and
unrealized) and current income; the
secondary investment objective is
long-term capital appreciation.
ING Intermediate Bond Portfolio	Investment Adviser:	Seeks to maximize total return
(Class I)	ING Investments, LLC	consistent with reasonable risk. The
	Subadviser:	portfolio seeks its objective through
	ING Investment Management Co.	investments in a diversified portfolio
consisting primarily of debt securities.
It is anticipated that capital
appreciation and investment income
will both be major factors in
achieving total return.

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Investment Adviser/
Fund Name	Subadviser	Investment Objective
ING Money Market Portfolio	Investment Adviser:	Seeks to provide high current return,
(Class I)	ING Investments, LLC	consistent with preservation of capital
	Subadviser:	and liquidity, through investment in
	ING Investment Management Co.	high-quality money market
investments while maintaining a
stable share price of $1.00.
ING RussellTM Large Cap	Investment Adviser:	A non diversified portfolio that seeks
Growth Index Portfolio	ING Investments, LLC	investment results (before fees and
(Class I)	Subadviser:	expenses) that correspond to the total
	ING Investment Management Co.	return of the Russell Top 200®
Growth Index.
ING RussellTM Large Cap	Investment Adviser:	A non diversified portfolio that seeks
Value Index Portfolio (Class I)	ING Investments, LLC	investment results (before fees and
	Subadviser:	expenses) that correspond to the total
	ING Investment Management Co.	return of the Russell Top 200® Value
Index.
ING International Value Portfolio	Investment Adviser:	Seeks long-term capital appreciation.
(Class I)	ING Investments, LLC
Subadviser:
ING Investment Management Co.
ING VP MidCap Opportunities	Investment Adviser:	Seeks long-term capital appreciation.
Portfolio (Class I)	ING Investments, LLC
Subadviser:
ING Investment Management Co.
ING VP SmallCap Opportunities	Investment Adviser:	Seeks long-term capital appreciation.
Portfolio (Class I)	ING Investments, LLC
Subadviser:
ING Investment Management Co.
Oppenheimer Capital Appreciation	Investment Adviser:	Seeks capital appreciation by
Fund/VA	OppenheimerFunds, Inc.	investing in securities of well-known
established companies.

MORE INFORMATION IS AVAILABLE

More information about the Funds available through your Contract, including information about the risks associated with investing in them, can be found in the current prospectus and Statement of Additional Information for each Fund. You may obtain these documents by contacting us at our:

ING Customer Service Center P.O. Box 5033 Minot, ND 58702-5033 1-877-886-5050

If you received a summary prospectus for any of the Funds available through your Contract, you may obtain a full prospectus and other Fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the contact information shown on the front of the Fund’s summary prospectus.

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